Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Segment revenues	$ 588.4	$ 625.0	$ 2,986.4	$ 3,083.8	$ 2,716.3
Gross contribution	143.2	134.2	638.0	571.6	480.1
Segment general and administration	46.4	42.1	171.8	161.7	133.3
Segment profit	96.8	92.1	466.2	409.9	346.8
Motion Picture
Segment Reporting Information [Line Items]
Segment revenues	347.3	406.5	1,656.3	1,323.7	1,185.3
Gross contribution	114.6	98.6	433.3	386.3	356.0
Segment general and administration	28.5	29.4	113.9	109.8	93.1
Segment profit	86.1	69.2	319.4	276.5	262.9
Television Production
Segment Reporting Information [Line Items]
Segment revenues	241.1	218.5	1,330.1	1,760.1	1,531.0
Gross contribution	28.6	35.6	204.7	185.3	124.1
Segment general and administration	17.9	12.7	57.9	51.9	40.2
Segment profit	10.7	22.9	146.8	133.4	83.9
Starz Business of Lions Gate Entertainment Corp
Segment Reporting Information [Line Items]
Segment revenues	347.6	344.2	1,392.4	1,422.5	1,450.7
Gross contribution	77.5	58.2	279.6	282.4	380.5
Segment general and administration	22.2	28.5	109.8	101.1	90.2
Segment profit	55.3	29.7	169.8	181.3	290.3
Starz Business of Lions Gate Entertainment Corp | Starz Networks
Segment Reporting Information [Line Items]
Segment revenues	345.3	341.6	1,382.7	1,413.1	1,446.1
Gross contribution	77.7	58.5	283.8	286.4	387.3
Segment general and administration	21.5	27.9	107.1	98.4	87.6
Segment profit	56.2	30.6	176.7	188.0	299.7
Starz Business of Lions Gate Entertainment Corp | International Segments
Segment Reporting Information [Line Items]
Segment revenues	2.3	2.6	9.7	9.4	4.6
Gross contribution	(0.2)	(0.3)	(4.2)	(4.0)	(6.8)
Segment general and administration	0.7	0.6	2.7	2.7	2.6
Segment profit	$ (0.9)	$ (0.9)	$ (6.9)	$ (6.7)	$ (9.4)